Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Net Sales	$ 2,635,718		$ 2,376,393		$ 9,686,975		$ 11,087,459
Cost of Sales	1,431,484		1,360,233		5,437,484		6,913,902
Gross Profit	1,204,234		1,016,160		4,249,491		4,173,557
Operating Expenses
Selling expenses	327,596		559,470		1,557,508		2,417,479
General and administrative expenses	1,069,608		1,193,865		6,057,477		5,056,500
Research and development	390		751,216		1,997,861		3,118,126
Total Operating Expenses	1,397,594		2,504,551		9,612,846		10,592,105
Loss From Operations	(193,360)		(1,488,391)		(5,363,355)		(6,418,548)
Other Income (Expenses)
Non-operating income	76,893		1,581		4,496		19,979
Loss on impairment of goodwill	(218,606)
Foreign exchange transaction income (loss)	(3,987)		73,032		13,281		(417,690)
Interest expense, net	(7,762)		(3,942)		(31,244)		(9,495)
Financial expense	(54,309)		(45,036)		(182,269)		(166,411)
Total Other Expenses, Net	(207,771)		25,635		(195,736)		(573,617)
Loss Before Income Taxes	(401,131)		(1,462,756)		(5,559,091)		(6,992,165)
Income Tax Expense	62,260				(2,614)		(731,092)
Net Loss	(338,871)		(1,462,756)		(5,561,705)	[1]	(7,723,257)	[1]
Other Comprehensive Loss
Foreign currency translation	(2,975)		(81,691)		721		444,183
Net Loss and Comprehensive Loss	$ (341,846)		$ (1,544,447)		$ (5,560,984)		$ (7,279,074)
Weighted average shares outstanding - Basic	9,780,576	[2]	2,236,514	[2]	3,765,727	[3]	1,556,555	[3]
Weighted average shares outstanding - Diluted	9,780,576	[2]	2,236,514	[2]	3,765,727	[3]	1,556,555	[3]
Net loss per share of common stock
Basic	$ (0.03)		$ (0.65)		$ (1.48)		$ (4.96)
Diluted	$ (0.03)		$ (0.65)		$ (1.48)		$ (4.96)

[1]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
[2]	Including 501,500 and 0 shares that were granted and vested but not yet issued for the three months ended March 31, 2025 and 2024, respectively.
[3]	Including 1,500 and 0 shares that were granted and vested but not yet issued for the years ended December 31, 2024 and 2023, respectively.